COMMITMENTS (Details Textual) - SickKids [Member]	Dec. 08, 2011 CAD
Other Commitment	CAD 540,000
Royalty Guarantees, Commitments, Amount	CAD 491,204
Royalty On Net Revenue of First Tranche,Percentage	5.00%
Other Revenue, Net	CAD 15,000,000
Royalty On Net Revenue of After First Tranche,Percentage	2.50%
Ontario Brain Institute [Member]
Other Commitment	CAD 491,204
Salaries And Consulting Fees [Member]
Other Commitment	437,400
Software Development [Member]
Other Commitment	50,000
Equipment, Supplies And Overhead [Member]
Other Commitment	CAD 53,000